CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	¥ 105,553	¥ 526,920
Receivables held for sale	897,999	787,459
Credit card receivables	234,412	220,979
Total accounts receivable, receivables held for sale, credit card receivables and other receivables	1,724,277	1,605,909
Less: Allowance for doubtful accounts	(14,100)	(15,078)
Total accounts receivable, receivables held for sale, credit card receivables and other receivables, net	1,710,177	1,590,831
Inventories	186,275	232,126
Deferred tax assets	61,512	61,592
Total current assets	2,415,376	2,526,762
Property, plant and equipment:
Wireless telecommunications equipment	5,027,390	4,975,826
Buildings and structures	890,382	897,759
Tools, furniture and fixtures	508,810	553,497
Land	200,736	201,121
Construction in progress	193,497	158,173
Sub-total	6,820,815	6,786,376
Accumulated depreciation and amortization	(4,309,748)	(4,228,610)
Total property, plant and equipment, net	2,511,067	2,557,766
Non-current investments and other assets:
Investments in affiliates	439,070	424,531
Marketable securities and other investments	195,047	171,875
Intangible assets, net	636,319	665,960
Goodwill	266,311	262,462
Other assets	445,723	629,174
Deferred tax assets	237,427	269,500
Total non-current investments and other assets	2,219,897	2,423,502
Total assets	7,146,340	7,508,030
Current liabilities:
Current portion of long-term debt	203	248
Short-term borrowings	2,048	9,495
Accrued payroll	54,955	54,294
Accrued income taxes	68,563	175,683
Total current liabilities	1,114,302	1,205,986
Long-term liabilities:
Long-term debt (exclusive of current portion)	220,400	220,603
Accrued liabilities for point programs	89,929	113,001
Liability for employees' retirement benefits	173,872	160,666
Total long-term liabilities	613,833	608,531
Total liabilities	1,728,135	1,814,517
Redeemable noncontrolling interests	15,589	14,869
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 17,460,000,000 shares as of March 31, 2014 and 2015 Issued shares 4,365,000,000 shares as of March 31, 2014 4,085,772,000 shares as of March 31, 2015 Outstanding shares 4,146,760,100 shares as of March 31, 2014 3,881,483,855 shares as of March 31, 2015	949,680	949,680
Additional paid-in capital	339,783	732,875
Retained earnings	4,397,228	4,328,389
Accumulated other comprehensive income (loss)	52,599	9,590
Treasury stock 218,239,900 shares as of March 31, 2014 204,288,145 shares as of March 31, 2015	(359,218)	(377,168)
Total NTT DOCOMO, INC. shareholders' equity	5,380,072	5,643,366
Noncontrolling interests	22,544	35,278
Total equity	¥ 5,402,616	¥ 5,678,644
Commitments and contingencies
Total liabilities and equity	¥ 7,146,340	¥ 7,508,030
Third parties
Current assets:
Short-term investments	3,757	19,561
Accounts receivable	258,761	276,409
Other receivables	30,576	34,127
Prepaid expenses and other current assets	98,618	86,991
Non-current investments and other assets:
Other assets	430,633	369,593
Current liabilities:
Accounts payable, trade	664,945	643,822
Other current liabilities	169,631	160,066
Long-term liabilities:
Other long-term liabilities	127,932	112,558
Related parties
Current assets:
Short-term investments	240,000
Accounts receivable	5,830	5,100
Other receivables	296,699	281,835
Prepaid expenses and other current assets	9,484	8,741
Non-current investments and other assets:
Other assets	15,090	259,581
Current liabilities:
Accounts payable, trade	146,854	154,493
Other current liabilities	7,103	7,885
Long-term liabilities:
Other long-term liabilities	¥ 1,700	¥ 1,703